Interest in Other Entities (Details) - Schedule of cash flows - ScoutCam Inc. [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest in Other Entities (Details) - Schedule of cash flows [Line Items]
Cash flow used in operating activities	$ (774)	$ (4,187)	$ (1,799)
Cash flow used in investing activities	(117)	(276)	(55)
Cash flow from financing activities	10,281	4,506	5,104
Net increase in cash and cash equivalents	$ 9,378	$ 43	$ 3,250